Management Report - Segment Results of Operations (Tables)	6 Months Ended
Jun. 30, 2023
Segment Results of Operations [Abstract]
Segment Results of Operations [text block table]
Segment results
	Three months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	1,943	2,361	2,400	620	(261)	7,062
Provision for credit losses	117	141	147	(0)	(4)	401
Noninterest expenses:
Compensation and benefits	375	646	716	234	841	2,812
General and administrative expenses	781	990	1,231	241	(586)	2,657
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(0)	(1)	135	(0)	0	134
Total noninterest expenses	1,156	1,636	2,082	474	255	5,602
Noncontrolling interests	0	8	0	43	(51)	0
Profit (loss) before tax	670	576	171	103	(461)	1,059

N/M – Not meaningful
	Three months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	1,551	2,646	2,160	656	686	7,699
Provision for credit losses	56	72	96	(0)	8	233
Noninterest expenses:
Compensation and benefits	356	588	700	224	821	2,690
General and administrative expenses	700	943	986	229	(642)	2,217
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(2)	2	(35)	0	(1)	(36)
Total noninterest expenses	1,054	1,533	1,652	453	178	4,870
Noncontrolling interests	0	2	(0)	46	(49)	0
Profit (loss) before tax	441	1,038	412	157	549	2,596

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
	Six months ended Jun 30, 2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,916	5,052	4,838	1,209	(175)	14,839
Provision for credit losses	182	181	413	(1)	(3)	772
Noninterest expenses:
Compensation and benefits	736	1,259	1,405	456	1,652	5,508
General and administrative expenses	1,506	2,169	2,433	454	(1,144)	5,417
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	0	(0)	135	0	(1)	134
Total noninterest expenses	2,242	3,427	3,973	910	507	11,059
Noncontrolling interests	0	6	0	82	(89)	0
Profit (loss) before tax	1,492	1,437	452	218	(591)	3,008

N/M – Not meaningful
	Six months ended Jun 30, 2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues	3,013	5,969	4,380	1,338	187	14,887
Provision for credit losses	204	108	197	(0)	16	525
Noninterest expenses:
Compensation and benefits	709	1,200	1,383	453	1,602	5,346
General and administrative expenses	1,415	2,127	2,074	421	(1,056)	4,981
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(2)	3	(80)	0	(1)	(80)
Total noninterest expenses	2,122	3,330	3,377	875	544	10,247
Noncontrolling interests	0	3	(0)	101	(104)	0
Profit (loss) before tax	687	2,528	805	362	(268)	4,115

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year

Segment Results of Operations, Corporate Bank [text block table]	Corporate Bank Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2023 Jun 30, 2022 AbsoluteChange Changein % Jun 30, 2023 Jun 30, 2022 AbsoluteChange Changein % Net revenues: Corporate Treasury Services 1,076 946 130 14 2,264 1,845 419 23 Institutional Client Services 492 394 98 25 939 744 195 26 Business Banking 376 211 164 78 713 424 289 68 Total net revenues 1,943 1,551 392 25 3,916 3,013 903 30 Of which: Net interest income 1,312 825 488 59 2,645 1,604 1,040 65 Commissions and fee income 573 622 (49) (8) 1,149 1,192 (43) (4) Remaining income 58 104 (47) (45) 122 217 (95) (44) Provision for credit losses 117 56 62 110 182 204 (22) (11) Noninterest expenses: Compensation and benefits 375 356 19 5 736 709 27 4 General and administrative expenses 781 700 81 12 1,506 1,415 91 6 Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities (0) (2) 2 (92) 0 (2) 2 N/M Total noninterest expenses 1,156 1,054 102 10 2,242 2,122 120 6 Noncontrolling interests 0 0 0 N/M 0 0 0 N/M Profit (loss) before tax 670 441 228 52 1,492 687 805 117 Employees (front office, full-time equivalent)1 7,627 7,331 297 4 7,627 7,331 297 4 Employees (business-aligned operations, full-time equivalent)1 6,971 5,980 991 17 6,971 5,980 991 17 Employees (allocated central infrastructure, full-time equivalent)1 8,716 7,586 1,130 15 8,716 7,586 1,130 15 Total employees (full-time equivalent)1 23,314 20,897 2,417 12 23,314 20,897 2,417 12 Total assets (in € bn)1,2 245 258 (13) (5) 245 258 (13) (5) Risk-weighted assets (in € bn)1 71 72 (1) (1) 71 72 (1) (1) of which: operational risk RWA (in € bn)1 5 5 (0) (0) 5 5 (0) (0) Leverage exposure (in € bn)1 306 317 (11) (3) 306 317 (11) (3) Deposits (in € bn)1 271 275 (4) (1) 271 275 (4) (1) Loans (gross of allowance for loan losses, in € bn)1 116 129 (13) (10) 116 129 (13) (10) Cost/income ratio 59.5% 68.0% (8.5)ppt N/M 57.3% 70.4% (13.2)ppt N/M Post-tax return on average shareholders’ equity 13.6% 9.9% 3.7ppt N/M 15.3% 7.7% 7.6ppt N/M Post-tax return on average tangible shareholders’ equity 14.8% 10.8% 4.0ppt N/M 16.6% 8.4% 8.2ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of quarter-end 2 Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances as of quarter-end
Segment Results of Operations, Investment Bank [text block table]
Investment Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues:
Fixed Income, Currency (FIC) Sales & Trading	2,146	2,385	(240)	(10)	4,506	5,226	(720)	(14)
Debt Origination	212	21	191	N/M	425	328	97	30
Equity Origination	30	45	(15)	(33)	52	79	(27)	(34)
Advisory	48	166	(118)	(71)	140	299	(159)	(53)
Origination & Advisory	291	232	59	25	618	707	(89)	(13)
Other	(76)	28	(104)	N/M	(71)	37	(108)	N/M
Total net revenues	2,361	2,646	(285)	(11)	5,052	5,969	(917)	(15)
Provision for credit losses	141	72	68	94	181	108	73	68
Noninterest expenses:
Compensation and benefits	646	588	58	10	1,259	1,200	59	5
General and administrative expenses	990	943	47	5	2,169	2,127	42	2
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(1)	2	(3)	N/M	(0)	3	(3)	N/M
Total noninterest expenses	1,636	1,533	102	7	3,427	3,330	98	3
Noncontrolling interests	8	2	6	N/M	6	3	3	75
Profit (loss) before tax	576	1,038	(462)	(44)	1,437	2,528	(1,090)	(43)

Employees (front office, full-time equivalent)[1]	4,377	4,199	177	4	4,377	4,199	177	4
Employees (business-aligned operations, full-time equivalent)[1]	3,547	3,012	535	18	3,547	3,012	535	18
Employees (allocated central infrastructure, full-time equivalent)[1]	11,476	9,914	1,562	16	11,476	9,914	1,562	16
Total employees (full-time equivalent)[1]	19,400	17,126	2,274	13	19,400	17,126	2,274	13
Total assets (in € bn)[1,2]	662	706	(45)	(6)	662	706	(45)	(6)
Risk-weighted assets (in € bn)[1]	145	144	1	1	145	144	1	1
of which: operational risk RWA (in € bn)[1]	23	24	(1)	(6)	23	24	(1)	(6)
Leverage exposure (in € bn)[1]	546	557	(11)	(2)	546	557	(11)	(2)
Deposits (in € bn)[1]	12	17	(5)	(29)	12	17	(5)	(29)
Loans (gross of allowance for loan losses, in € bn)[1]	103	99	3	3	103	99	3	3
Cost/income ratio	69.3%	58.0%	11.3ppt	N/M	67.8%	55.8%	12.1ppt	N/M
Post-tax return on average shareholders’ equity	5.0%	10.6%	(5.6)ppt	N/M	6.6%	13.2%	(6.7)ppt	N/M
Post-tax return on average tangible shareholders’ equity	5.3%	11.1%	(5.9)ppt	N/M	6.9%	13.9%	(7.0)ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2]
Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances

Segment Results of Operations, Private Bank [text block table]
Private Bank
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues:
Private Bank Germany	1,535	1,326	209	16	3,085	2,683	402	15
International Private Bank	865	834	31	4	1,752	1,696	56	3
Premium Banking	257	232	25	11	499	477	22	5
Wealth Management & Bank for Entrepreneurs	608	602	6	1	1,253	1,220	34	3
Total net revenues	2,400	2,160	240	11	4,838	4,380	458	10
Of which:
Net interest income	1,543	1,274	269	21	3,075	2,457	618	25
Commissions and fee income	724	783	(59)	(8)	1,501	1,740	(239)	(14)
Remaining income	132	102	29	29	262	182	79	43
Provision for credit losses	147	96	50	52	413	197	216	109
Noninterest expenses:
Compensation and benefits	716	700	15	2	1,405	1,383	22	2
General and administrative expenses	1,231	986	245	25	2,433	2,074	359	17
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	135	(35)	170	N/M	135	(80)	215	N/M
Total noninterest expenses	2,082	1,652	430	26	3,973	3,377	596	18
Noncontrolling interests	0	(0)	0	N/M	0	(0)	0	N/M
Profit (loss) before tax	171	412	(240)	(58)	452	805	(354)	(44)

Employees (front office, full-time equivalent)[1]	20,957	21,683	(725)	(3)	20,957	21,683	(725)	(3)
Employees (business-aligned operations, full-time equivalent)[1]	5,819	5,982	(164)	(3)	5,819	5,982	(164)	(3)
Employees (allocated central infrastructure, full-time equivalent)[1]	11,168	9,675	1,493	15	11,168	9,675	1,493	15
Total employees (full-time equivalent)[1]	37,944	37,340	604	2	37,944	37,340	604	2
Total assets (in € bn)[1,2]	330	330	0	0	330	330	0	0
Risk-weighted assets (in € bn)[1]	87	88	(1)	(2)	87	88	(1)	(2)
of which: operational risk RWA (in € bn)[1]	8	7	1	8	8	7	1	8
Leverage exposure (in € bn)[1]	341	341	(0)	(0)	341	341	(0)	(0)
Deposits (in € bn)[1]	307	319	(12)	(4)	307	319	(12)	(4)
Loans (gross of allowance for loan losses, in € bn)[1]	263	264	(1)	(0)	263	264	(1)	(0)
Assets under Management (in € bn)[1,3]	541	529	13	2	541	529	13	2
Net flows (in € bn)	7	7	(0)	(3)	13	17	(4)	(24)
Cost/income ratio	86.8%	76.5%	10.3ppt	N/M	82.1%	77.1%	5.0ppt	N/M
Post-tax return on average shareholders’ equity	2.6%	7.9%	(5.4)ppt	N/M	3.7%	7.8%	(4.1)ppt	N/M
Post-tax return on average tangible shareholders’ equity	2.8%	8.6%	(5.9)ppt	N/M	4.0%	8.5%	(4.5)ppt	N/M

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end
[2] Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
[3] The Group defines assets under management as (a) assets held on behalf of customers for investment purposes and/or (b) client assets that are managed by the bank; assets under management are managed on a discretionary or advisory basis, or these assets are deposited with the bank; deposits are considered assets under management if they serve investment purposes; in the Private Bank Germany and Premium Banking, this includes term deposits and savings deposits; in Wealth Management & Bank for Entrepreneurs, it is assumed that all customer deposits are held with the bank primarily for investment purposes

Segment Results of Operations, Asset Management [text block table]	Asset Management Three months ended Six months ended in € m.(unless stated otherwise) Jun 30, 2023 Jun 30, 2022 AbsoluteChange Changein % Jun 30, 2023 Jun 30, 2022 AbsoluteChange Changein % Net revenues: Management Fees 580 619 (39) (6) 1,151 1,239 (89) (7) Performance and transaction fees 57 31 26 82 68 58 11 18 Other (17) 6 (23) N/M (10) 41 (51) N/M Total net revenues 620 656 (36) (6) 1,209 1,338 (129) (10) Provision for credit losses (0) (0) 0 (93) (1) (0) (1) N/M Noninterest expenses: Compensation and benefits 234 224 10 4 456 453 3 1 General and administrative expenses 241 229 11 5 454 421 33 8 Impairment of goodwill and other intangible assets 0 0 0 N/M 0 0 0 N/M Restructuring activities (0) 0 (0) N/M 0 0 (0) (83) Total noninterest expenses 474 453 21 5 910 875 35 4 Noncontrolling interests 43 46 (3) (7) 82 101 (19) (18) Profit (loss) before tax 103 157 (54) (34) 218 362 (145) (40) Employees (front office, full-time equivalent)1 1,999 1,907 92 5 1,999 1,907 92 5 Employees (business-aligned operations, full-time equivalent)1 2,313 2,326 (13) (1) 2,313 2,326 (13) (1) Employees (allocated central infrastructure, full-time equivalent)1 522 485 37 8 522 485 37 8 Total employees (full-time equivalent)1 4,834 4,718 117 2 4,834 4,718 117 2 Total assets (in € bn)1,2 10 11 (1) (7) 10 11 (1) (7) Risk-weighted assets (in € bn)1 14 13 1 7 14 13 1 7 of which: operational risk RWA (in € bn)1 3 3 0 3 3 3 0 3 Leverage exposure (in € bn)1 9 9 (0) (4) 9 9 (0) (4) Assets under Management (in € bn)1 859 833 26 3 859 833 26 3 Net flows (in € bn) 9 (25) 34 N/M 15 (26) 41 N/M Cost/income ratio 76.5% 69.1% 7.4ppt N/M 75.3% 65.4% 9.9ppt N/M Post-tax return on average shareholders’ equity 5.3% 8.1% (2.7)ppt N/M 5.6% 9.5% (3.9)ppt N/M Post-tax return on average tangible shareholders’ equity 12.5% 18.6% (6.1)ppt N/M 13.0% 22.0% (9.0)ppt N/M N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of quarter-end 2 Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances
Segment Results of Operations, Corporate & Other [text block table]
Corporate & Other
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %	Jun 30, 2023	Jun 30, 2022	Absolute Change	Change in %
Net revenues	(261)	686	(947)	N/M	(175)	187	(362)	N/M
Provision for credit losses	(4)	8	(12)	N/M	(3)	16	(18)	N/M
Noninterest expenses:
Compensation and benefits	841	821	20	2	1,652	1,602	51	3
General and administrative expenses	(586)	(642)	55	(9)	(1,144)	(1,056)	(88)	8
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	0	(1)	1	N/M	(1)	(1)	0	(29)
Total noninterest expenses	255	178	77	44	507	544	(37)	(7)
Noncontrolling interests	(51)	(49)	(3)	5	(89)	(104)	16	(15)
Profit (loss) before tax	(461)	549	(1,009)	N/M	(591)	(268)	(323)	120

Employees (C&O, net, full-time equivalent)[1]	1,563	2,835	(1,272)	(45)	1,563	2,835	(1,272)	(45)
Employees (central infrastructure allocated to businesses, full-time equivalent)[1]	31,882	27,660	4,222	15	31,882	27,660	4,222	15
Employees (full-time equivalent)[1]	33,445	30,495	2,950	10	33,445	30,495	2,950	10
Risk-weighted assets (in € bn)[1]	41	52	(11)	(21)	41	52	(11)	(21)
Leverage exposure (in € bn)[1]	34	56	(22)	(39)	34	56	(22)	(39)

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of quarter-end